AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 26, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 432	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 433	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on December 26, 2013 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 432 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 26, 2013 as the new effective date for Post-Effective Amendment No. 206 to the Trust’s Registration Statement, which was filed on March 24, 2011 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 212, 219, 224, 231, 238, 246, 255, 264, 272, 281, 290, 299, 307, 314, 321, 326, 331, 341, 346, 351, 359, 366, 373, 376, 383, 392, 400, 408, 414, 418, 420, 424 and 428 to the Trust’s Registration Statement filed on April 21, 2011, May 20, 2011, June 17, 2011, July 14, 2011, August 12, 2011, September 9, 2011, October 7, 2011, November 4, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012, October 19, 2012, November 16, 2012, December 14, 2012, January 11, 2013, February 8, 2013, March 11, 2013, April 10, 2013, May 10, 2013, June 6, 2013, July 3, 2013, August 1, 2013, August 30, 2013, September 30, 2013 and October 30, 2013, respectively.  This Amendment relates solely to PowerShares S&P 500® High Momentum Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 206 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 423 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 26th day of November, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	November 26, 2013
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	November 26, 2013
Steven M. Hill

/s/ Anna Paglia	Secretary	November 26, 2013
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	November 26, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 26, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 26, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 26, 2013
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	November 26, 2013
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	November 26, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	November 26, 2013
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	November 26, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		November 26, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.